Loan operations (Tables)	9 Months Ended
Sep. 30, 2020
Loan Operations [Abstract]
Summary of loan operations
Following are the breakdown of the carrying amount of loan operations by class, sector of debtor, maturity and concentration:

Loans by type	September 30, 2020	December 31, 2019
Retail
Pledged asset loan	947,449	388
Credit card	8,061	—
Corporate
Pledged asset loan	316,412	—
Non-pledged loan	104,368	—

Total Loans operations	1,376,290	388

Expected Credit Loss	(7,056)	(2)

Total loans operations, net of Expected Loss	1,369,234	386

Summary of loan operations based on maturity

By maturity	September 30, 2020	December 31, 2019
Due in 3 months or less	68,783	388
Due after 3 months through 12 months	287,720	—
Due after 12 months	1,019,786	—

Total Loans operations	1,376,289	388